Other income (expense) and finance costs (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other (expense) income

(a) Other income (expense)	December 31, 2022	December 31, 2021

Interest and other income	$8,856	$2,742
Gain on disposal of mining licenses	—	7,296
Flow-through shares renouncement	—	3,702
Asset retirement obligation provision for closed facilities	(13)	(1,566)
Gain (loss) on disposal of assets	2,959	(815)
	$11,802	$11,359

Finance costs

(b) Finance costs	December 31, 2022	December 31, 2021

Interest cost on senior notes due 2029	$31,385	$11,008
Interest cost on senior secured notes due 2024	—	17,014
Interest cost on term loan	—	2,456
Other interest and financing costs	2,189	4,131
Senior secured notes redemption premium	—	21,400
Amortization of discount and transaction costs due to early redemption of debt	—	9,700
Loss on redemption option derivative (Note 16 (b))	4,429	2,685
Interest expense on lease liabilities	1,642	2,003
Asset retirement obligation accretion	1,980	1,388
	$41,625	$71,785